RELATED PARTIES - Purchases of property, plant and equipment, intangible assets and other assets, related parties (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Purchases of property, plant and equipment, intangible assets and other assets	₽ 9,862	₽ 1,244	₽ 6,647
Sistema's subsidiaries
Disclosure of transactions between related parties [line items]
Purchases of property, plant and equipment, intangible assets and other assets	6,299	410	9
Sistema's associates
Disclosure of transactions between related parties [line items]
Purchases of property, plant and equipment, intangible assets and other assets	3,324	656	6,610
The Group's associates
Disclosure of transactions between related parties [line items]
Purchases of property, plant and equipment, intangible assets and other assets	127	₽ 178	₽ 28
Other related parties
Disclosure of transactions between related parties [line items]
Purchases of property, plant and equipment, intangible assets and other assets	₽ 112